The Amended TARP Warrant (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Sep. 27, 2012	Aug. 12, 2010	Dec. 31, 2008	Dec. 31, 2015	Dec. 31, 2012
Class of Stock [Line Items]
Purchase shares of common stock (in shares)				757,633	757,633
Exercise price of warrant (in dollars per share)				$ 0.70
Aggregate purchase price			$ 80.3
Shares of common stock (in shares)		2,089,022
Term of warrant		10 years		10 years
Series C Preferred Stock
Class of Stock [Line Items]
Shares issued (in shares)		80,347	80,347
Liquidation preference (in dollars per share)			$ 1,000
Series C One Preferred
Class of Stock [Line Items]
Shares issued (in shares)		80,347
Warrant
Class of Stock [Line Items]
Purchase shares of common stock (in shares)		53,035			53,035
Exercise price of warrant (in dollars per share)		$ 10.00	$ 227.25
Discounted conversion value of series C-1 Preferred (in dollars per share)		6,500
Conversion price (in dollars per share)		$ 10.00
Adjustment of warrants to common shares (in shares)	757,633
Adjusted exercise price per share (in dollars per share)	$ 0.70				$ 0.70
Warrant | Series C Preferred Stock
Class of Stock [Line Items]
Purchase shares of common stock (in shares)			53,035